Income Taxes (Income Tax Expense Differences from the Amount Computed by Applying the U.S. Federal Income Tax Rate) (Details) - USD ($) $ in Thousands	3 Months Ended								12 Months Ended
	Dec. 31, 2015	Sep. 30, 2015	Jun. 30, 2015	Mar. 31, 2015	Dec. 31, 2014	Sep. 30, 2014	Jun. 30, 2014	Mar. 31, 2014	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Income Taxes
Income tax expense differences from the amount computed by applying the U.S. Federal income tax rate to income before income taxes (as a percent)									35.00%	35.00%	35.00%
Reasons for the difference of income tax expense
Computed expected tax expense									$ 72,389	$ 80,560	$ 64,183
Change in taxes resulting from:
Tax-exempt interest income									(3,910)	(4,554)	(4,828)
State tax, net of federal income taxes and tax credit									3,371	3,377	(110)
Tax refunds											(966)
Other investment income									(3,540)	(3,615)	(2,656)
Other									1,806	1,019	616
Total income taxes	$ 16,393	$ 16,864	$ 17,996	$ 18,863	$ 20,432	$ 16,660	$ 19,165	$ 20,530	$ 70,116	$ 76,787	$ 56,239